Organization and Significant Accounting Policies	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Accounting Policies [Abstract]
Organization and Significant Accounting Policies
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Description of Business
Regional Health Properties, Inc., a Georgia corporation (“Regional Health” or “Regional” and, together with its subsidiaries, the “Company” or “we”), is a self-managed real estate investment company that invests primarily in real estate purposed for long-term care and senior living. The Company’s business primarily consists of leasing and subleasing healthcare facilities to third-party tenants, which in turn operate the facilities. The operators of the Company’s facilities provide a range of healthcare services to their patients and residents, including skilled nursing and assisted living services, social services, various therapy services, and other rehabilitative and healthcare services for both long-term and short-stay patients and residents.
As of June 30, 2021, the Company owned, leased or managed for third parties, or operated, 24 facilities, primarily in the Southeastern United States. Of the 24 facilities, the Company: (i) leased 10 skilled nursing facilities (which the Company owns) to third-party tenants, subleased eight skilled nursing facilities (which the Company leases) to third-party tenants, and operated, as of January 1, 2021 as a portfolio stabilization measure, one previously subleased skilled nursing facility (which the Company leases); (ii) leased two assisted living facilities (which the Company owns) to third-party tenants; and (iii) managed, on behalf of third-party owners, two skilled nursing facilities and one independent living facility. Accordingly, as of January 1, 2021, the Company has two primary reporting segments: (i) real estate services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, including the Company’s management of three facilities on behalf of third-party owners (“Real Estate Services”); and (ii) healthcare services, which consists of the operation of a skilled nursing facility (“Healthcare Services”).
Effective January 1, 2021, the Company terminated the subleases for two skilled nursing facilities located in Georgia (the “Wellington Lease Termination”) with affiliates of Wellington Healthcare Services II, L.P. (“Wellington”), and as a portfolio stabilization measure, the Company commenced operating one of the facilities, a previously subleased
134-bed
skilled nursing facility located in Thunderbolt, Georgia (the “Tara Facility”) and entered into a new sublease agreement with an affiliate of Empire Care Centers, LLC (“Empire”) for the other facility, a
208-bed
skilled nursing facility located in Powder Springs, Georgia (the “Powder Springs Facility”). The Company has entered into a Management Consulting Services Agreement (the “Vero Management Agreement”) with Vero Health Management, LLC (“Vero Health”) under which Vero Health provides management consulting services for the Tara Facility, which the Company now operates. See Note 6—
Leases
, herein, and Note 6—
Leases
in Part II, Item 8, “Financial Statements and Supplemental Data” in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2020, filed with the Securities and Exchange Commission (“SEC”) on March 29, 2021 (the “Annual Report”), for a more detailed description of the Company’s leases.
The Company leases its currently-owned healthcare properties, and subleases its currently-leased healthcare properties, on a triple-net
basis, meaning that the lessee (i.e., the third-party operator of the property) is obligated under the lease or sublease, as applicable, for all costs of operating the property, including insurance, taxes and facility maintenance, as well as the lease or sublease payments, as applicable. These leases are generally long-term in nature with renewal options and annual rent escalation clauses.
Regional Health is successor to, and a former wholly owned subsidiary of, AdCare Health Systems, Inc. (“AdCare”). On September 29, 2017, AdCare merged (the “Merger”) with and into Regional Health, which was formed as a subsidiary of AdCare for the purpose of the Merger, with Regional Health continuing as the surviving corporation in the Merger. For a description of the Merger, see Part II, Item 8, “Financial Statements and Supplemental Data”, Note 1—Summary of Significant Accounting Policies included in the Annual Report.

Basis of Presentation
The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to
Form 10-Q
and
Rule 8-03
of Article 8 of Regulation
S-X. Accordingly,
they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation of the results of operations for the periods presented have been included. Operating results for the three and six months ended June 30, 2021 and 2020 are not necessarily indicative of the results that may be expected for the fiscal year. The consolidated balance sheet at December 31, 2020 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by GAAP for complete financial statements.
You should read the unaudited consolidated financial statements in this Quarterly Report on Form
10-Q
(this “Quarterly Report”) together with the historical audited consolidated financial statements of the Company for the year ended December 31, 2020, included in the Annual Report. See Part II, Item 8, “Financial Statements and Supplementary Data”
,
Note 1—Summary of Significant Accounting Policies included in the Annual Report, for a description of all significant accounting policies. During the three and six months ended June 30, 2021, there were no material changes to the Company’s policies
.
Risks and Uncertainties
While the Company is a self-managed real estate investment company that invests primarily in real estate purposed for long-term care and senior living, the Company, when business conditions require, may undertake portfolio stabilization measures, such as operating a previously leased facility. On January 1, 2021, following the Wellington Lease Termination, the Company commenced operating the Tara Facility, which facility comprises approximately 5.0% of the total amount of the Company’s licensed patient beds. This portfolio stabilization measure exposes the Company directly to all the risks our tenants face as discussed in this “Risk and Uncertainties” section and “Risks Related to Our Business—Our portfolio stabilization measures expose the Company to the various risks facing our tenants” in Part I, Item 1.A, “Risk Factors.” in the Annual Report.
On March 11, 2020, the World Health Organization declared the outbreak of the respiratory illness caused by a novel strain of coronavirus,
SARS-CoV-2,
also known as
COVID-19,
a global pandemic. The
COVID-19
pandemic has led governments and other authorities in the United States to impose measures intended to control its spread, including restrictions on freedom of movement and business operations such as travel bans, border closings, business closures, quarantines and shelter-in-place
orders. The
COVID-19
pandemic and the measures to protect its spread have adversely affected our business during the six months ended June 30, 2021, and we expect it will continue to adversely affect our business in the quarter ending September 30, 2021 and beyond, for a variety of reasons, including those discussed below and elsewhere in this Quarterly Report.
As of August 13, 2021, the Company is aware that each of our facilities has previously reported one or more positive cases of
COVID-19
among the residents and/or operator employee populations. Many of our operators have reported incurring significant cost increases as a result of the
COVID-19
pandemic, with dramatic increases for facilities with positive cases. We believe these increases primarily stem from elevated labor costs, including increased use of overtime and bonus pay, as well as a significant increase in both the cost and usage of personal protective equipment, testing equipment, processes and supplies. In terms of occupancy levels, many of our operators have reported experiencing declines, in part due to the elimination or suspension of elective hospital procedures, fewer discharges from hospitals to skilled nursing facilities (“SNFs”), and higher hospital re-admittances
from SNFs.
The
COVID-19
pandemic may also lead to temporary closures of nursing facilities, operated by our tenants, which also may affect our tenants’ ability to make their rental payments to us pursuant to their respective lease agreements. In addition, our tenants’ operations could be further disrupted if any of their employees, or the employees of their vendors, have, or are suspected of having,
COVID-19.
This could cause, and in some cases has already caused, our tenants or their vendors to experience staffing shortages, and this could potentially require our tenants and their vendors to close parts of or entire facilities, distribution centers, or other buildings to disinfect any affected areas.
We could also be adversely affected if government authorities impose upon our tenants, or their vendors, certain restrictions due to the
COVID-19
pandemic. These restrictions may be in the form of mandatory closures, requested voluntary closures, bans on new admissions, restricted operations, or restrictions on the importation of necessary equipment or supplies which may adversely affect our tenants’ operations and their ability to make rental payments to us moving forward. In addition, family members may elect to keep nursing facility residents at home during the
COVID-19
pandemic, thus reducing our tenants’ revenue. Currently, a number of our tenants have stopped admitting new patients due to rising
COVID-19
infections which has resulted in decreased revenues.
As a result of the
COVID-19
pandemic, our tenants may face lawsuits for alleged negligence associated with their responses to the emergency. The costs associated with defending, settling, or paying damages from such claims could negatively impact our tenants’ operating budgets and affect their ability to meet their obligations under our leases. Further, we may be subject to increased lawsuits arising out of our alleged actions or the alleged actions of our tenants for which they have agreed to indemnify, defend and hold us harmless. An unfavorable resolution of any such pending or future litigation could materially adversely affect us. The Company is not aware of any such lawsuits against our tenants.
If our tenants are unable to make rental payments to us pursuant to their lease obligations, whether due to the tenants’ decrease in revenues or otherwise, then, in some cases, we may be forced to either attempt to replace tenants or restructure tenants’ long-term rent obligations and may not be able to do so on terms that are as favorable to us as those currently in place.
While the Company has received approximately 97% of its expected fixed monthly rental receipts from tenants for the three and six months ended June 30, 2021, there are a number of uncertainties the Company faces as it considers the potential impact of
COVID-19
on its business, including the length of census disruption, elevated
COVID-19
operating costs related to personal protection equipment, cleaning supplies, virus testing and increased overtime due to staff illness and the extent to which federal and state funding support will offset these incremental costs for our tenants. To the extent government support is not sufficient or timely to offset these impacts, or to the extent these trends continue or accelerate and are not offset by additional government relief that is sufficient or timely, the operating results of our operators are likely to be adversely affected, and some may be unwilling or unable to pay their contractual obligations to us in full or on a timely basis, as has occurred with one of our prior operators.
We also do not know the number of facilities that will ultimately experience widespread, high-cost outbreaks of
COVID-19.
While we have requested reporting case numbers from our operators and the U.S. Department of Health and Human Services Centers for Medicare and Medicaid Services (“CMS”) has required additional reporting by operators, we may not receive accurate information on the number of cases, which could result in a delay in reporting. We expect to see continued increased clinical protocols for infection control within facilities and increased monitoring of employees, guests and other individuals entering facilities; however, we do not yet know if future reimbursement rates will be sufficient to cover the increased costs of enhanced infection control and monitoring. The extent of the
COVID-19
pandemic’s effect on our and our operators’ operational and financial performance will depend on future developments, including the ultimate duration, spread and intensity of the outbreak, which may depend on factors such as the development and implementation of an effective vaccine and treatments for
COVID-19,
government funds and other support for the senior care sector and the efficacy of other policies and measures that may mitigate the impact of the pandemic, all of which are uncertain and difficult to predict. Due to these uncertainties, we are unable at this time to estimate the effect of these factors on our business, but the adverse impact on our business, results of operations, financial condition and cash flows could be material.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates.
Revenue Recognition and Allowances
Patient Care Revenue.
Accounting Standards Codification (“ASC”) Topic 606,
Revenue from Contracts with Customers
requires a company to recognize revenue when the company transfers control of promised goods and services to a customer. Revenue is recognized in an amount that reflects the consideration to which a company expects to receive in exchange for such goods and services. Revenue from our new Healthcare Services business segment is derived from services rendered to patients in the Tara Facility. The Company receives payments from the following sources for services rendered in our facilities: (i) the federal government under the Medicare program administered by CMS; (ii) state governments under their respective Medicaid and similar programs; (iii) commercial insurers; and (iv) individual patients and clients. The vast majority of the revenue the Company has recognized is from government sources. The Company determines the transaction price based on established billing rates reduced by contractual adjustments provided to third-party payors, discounts provided to uninsured patients and other price concessions. Contractual adjustments and discounts are based on contractual agreements, discount policies and historical experience. The Company recognizes revenue at the amount that reflects the consideration the Company expects to receive in exchange for the services provided. These amounts are due from residents or third-party payors and include variable consideration for retroactive adjustments from estimated reimbursements, if any, under reimbursement programs. Performance obligations are determined based on the nature of the services provided. Revenue is recognized as performance obligations are satisfied. Estimated uncollectable amounts due from patients are generally considered implicit price concessions that are a direct reduction to net operating revenues.
Triple-Net
Leased Properties.
The Company’s
triple-net
leases provide for periodic and determinable increases in rent. The Company recognizes rental revenues under these leases on a straight-line basis over the applicable lease term when collectability is probable. Recognizing rental income on a straight-line basis generally results in recognized revenues during the first half of a lease term exceeding the cash amounts contractually due from our tenants, creating a straight-line rent receivable that is included in straight-line rent receivable on our consolidated balance sheets. In the event the Company cannot reasonably estimate the future collection of rent from one or more tenant(s) of the Company’s facilities, rental income for the affected facilities is recognized only upon cash collection, and any accumulated straight-line rent receivable is expensed in the period in which the Company deems rent collection to no longer be probable.
Management Fees, Revenue from Contracts with Customers
. The Company recognizes management fee revenues as services are provided. The Company has one contract to manage three facilities (the “Management Contract”), with payment for each month of service received in full on a monthly basis. The maximum penalty for service contract nonperformance under the Management Contract is $50,000 per year, payable after the end of the year.
Other revenues
. The Company recognizes interest income from loans and investments, using the effective interest method when collectability is probable. The Company applies the effective interest method on a loan-by-loan
basis.
Allowances.
The Company assesses the collectability of its rent receivables, including straight-line rent receivables and working capital loans to tenants. The Company bases its assessment of the collectability of rent receivables and working capital loans to tenants on several factors, including payment history, the financial strength of the tenant and any guarantors, the value of the underlying collateral, and current economic conditions. If the Company’s evaluation of these factors indicates it is probable that the Company will be unable to receive the rent payments or payments on a working capital loan, then the Company provides a reserve against the recognized straight-line rent receivable asset or working capital loan for the portion that we estimate may not be recovered. Payments received on impaired loans are applied against the allowance. If the Company changes its assumptions or estimates regarding the collectability of future rent payments required by a lease or required from a working capital loan to a tenant, then the Company may adjust its reserve to increase or reduce the rental revenue or interest revenue from working capital loans to tenants recognized in the period the Company makes such change in its assumptions or estimates. In an effort to ensure a conservative presentation of the results of the Healthcare Services segment due to lack of history, the Company has provided an additional allowance for patient care receivables of 1.5% of patient revenues.
As of June 30, 2021 and December 31, 2020, the Company reserved for approximately $0.1 million and $1.4 million, respectively, of uncollected receivables. Accounts receivable, net of allowance, totaled $1.6 million at June 30, 2021 and $2.1 million at December 31, 2020.
The following table presents the Company’s Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	June 30, 2021	December 31, 2020
Gross receivables
Real Estate Services (a)	$777	$3,481
Healthcare Services	925	—

Sub Total	1,702	3,481
Allowance
Real Estate Services (a)	(32)	(1,381)
Healthcare Services	(77)	—

Sub Total	(109)	(1,381)

Accounts receivable, net of allowance	$1,593	$2,100

(b)	See Note 6— Leases for details on the impact of the Wellington Lease Termination.
Pre-Paid
Expenses and Other
As of June 30, 2021 and December 31, 2020, the Company had approximately $1.0 million and $0.3 million, respectively, in pre-paid
expenses and other, the $0.7 million increase is related to insurance for the Tara Facility operations, while the other amounts are predominantly for directors’ and officers’ insurance, NYSE American annual fees and mortgage insurance premiums.
Accounts Payable
The following table presents the Company’s Accounts payable for the periods presented:

(Amounts in 000’s)	June 30, 2021	December 31, 2020
Accounts payable
Real Estate Services	$3,078	$3,008
Healthcare Services	305	—

Total Accounts payable	$3,383	$3,008

Other liabilities
As of June 30, 2021 and December 31, 2020, the Company had approximately $1.5 million and $1.4 million, in Other liabilities, consisting of security lease deposits and sublease improvement funds.

Other expense, net
The Company has retained professional services to evaluate and assist with possible opportunities to improve the Company’s capital structure.
Leases and Leasehold Improvements
The Company leases certain facilities and equipment in the normal course of business. At the inception of each lease, the Company performs an evaluation to determine whether the lease should be classified as an operating lease or capital lease. As of June 30, 2021, all of the Company’s leased facilities are accounted for as operating leases. For operating leases that contain scheduled rent increases, the Company records rent expense on a straight-line basis over the term of the lease. Leasehold improvements are amortized over the shorter of the useful life of the asset or the lease term.
In accordance with
Accounting Standards Update (“ASU”) ASU
2016-02
,
Leases
, as codified in
ASC
842, the Company recognizes both right of use assets and lease liabilities for leases in which we lease land, real property or other equipment, having elected the practical expedient to maintain the prior operating lease classification for leases entered into prior to January 1, 2019. We assess any new contracts or modification of contracts in accordance with
ASC
842 to determine the existence of a lease and its classification. We are reporting revenues and expenses for real estate taxes and insurance, where the lessee has not made those payments directly to a third-party in accordance with their respective leases with us.
The following table summarizes real estate tax recognized on our consolidated statements of operations for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,		For the Six Months Ended June 30,
(Amounts in 000’s)	2021	2020	2021	2020
Rental revenues	$98	$119	$231	$245
Other operating expenses	$98	$119	$231	$245
Additionally, we expense certain leasing costs, other than leasing commissions, as they are incurred. Prior GAAP provided for the deferral and amortization of such costs over the applicable lease term. The present value of minimum lease payments was calculated on each lease, using a discount rate of 7.98% for the Company’s leases that approximated our incremental borrowing rate as of January 1, 2019, and the current lease term. See Note 6—
Leases
for more information on the Company’s operating leases.
Insurance
We maintain general liability, professional liability, and other insurance policies in amounts and with coverage and deductibles we believe are appropriate, based on the nature and risks of our business, historical experience, availability, and industry standards, including for the operations at the Tara Facility. Our current policies provide for deductibles for each claim and contain various exclusions from coverage. The Company has self-insured against professional and general liability claims related to its healthcare operations that were discontinued during 2014 and 2015 in connection with its transition from an owner and operator of healthcare properties to a healthcare property holding and leasing company (the “Transition”). See Part II, Item 8, “Financial Statements and Supplementary Data”
,
Note 14
—
Commitments and Contingencies
in the Annual Report for more information. The Company evaluates quarterly the adequacy of its self-insurance reserve based on a number of factors, including: (i) the number of actions pending and the relief sought; (ii) analyses provided by defense counsel, medical experts or other information which comes to light during discovery; (iii) the legal fees and other expenses anticipated to be incurred in defending the actions; (iv) the status and likely success of any mediation or settlement discussions, including estimated settlement amounts and legal fees and other expenses anticipated to be incurred in such settlement, as applicable; and (v) the venues in which the actions have been filed or will be adjudicated. The Company believes that most of the professional and general liability actions are defensible and intends to defend them through final judgment unless settlement is more advantageous to the Company. Accordingly, the self-insurance reserve reflects the Company’s estimate of settlement amounts for the pending actions, if applicable, and legal costs of settling or litigating the pending actions, as applicable. Because the self-insurance reserve is based on estimates, the amount of the self-insurance reserve may not be sufficient to cover the settlement amounts actually incurred in settling the pending actions, or the legal costs actually incurred in settling or litigating the pending actions. See Note 7—
Accrued Expenses
. In addition, the Company maintains certain other insurance programs, including commercial general liability, property, casualty, directors’ and officers’ liability, crime and employment practices liability.
Earnings Per Share
Basic earnings per share is computed by dividing net income or loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the respective period. Diluted earnings per share is similar to basic earnings per share except that the net income or loss is adjusted by the impact of the weighted-average number of shares of common stock outstanding including potentially dilutive securities (such as options, warrants and non-vested
common stock) when such securities are not anti-dilutive. Potentially dilutive securities from options, warrants and unvested restricted shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options and warrants with exercise prices exceeding the average market value are used to repurchase common stock at market value. The incremental shares remaining after the proceeds are exhausted represent the potentially dilutive effect of the securities.
Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

	June 30,
(Share amounts in 000’s)	2021	2020
Stock options	13	15
Warrants—employee	49	49
Warrants—non employee	9	9
Total anti-dilutive securities	71	73

The weighted average contractual terms in years for these securities as of June 30, 2021, with no intrinsic value, are 3.0 years for the stock options and 2.5 years for the warrants.
Recently Issued Accounting Pronouncements
In July 2021, the FASB issued
ASU
2021-05—Leases
(Topic 842):
Lessors—Certain Leases with Variable Lease Payments,
which amends the lease classification requirements for lessors. Lessors should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if the lease would have been classified as a sales-type lease or a direct financing lease and the lessor would have otherwise recognized a day-one
loss. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU
2021-05
on its consolidated financial statements.
See Part II, Item 8, “Financial Statements and Supplementary Data”
,
Note 1—Summary of Significant Accounting Policies included in the Annual Report, for a description of the other accounting pronouncements the Company is currently evaluating.

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Description of Business
Regional Health Properties, Inc., a Georgia corporation (“Regional Health” or “Regional” and, together with its subsidiaries, the “Company” or “we”), is a self-managed real estate investment company that invests primarily in real estate purposed for long-term care and senior living. The Company’s business primarily consists of leasing and subleasing healthcare facilities to third-party tenants, which in turn operate the facilities. The operators of the Company’s facilities provide a range of healthcare services to their patients and residents, including skilled nursing and assisted living services, social services, various therapy services, and other rehabilitative and healthcare services for both long-term and short-stay patients and residents.
As of September 30, 2021, the Company owned, leased or managed for third parties, or operated, 24 facilities, primarily in the Southeastern United States. Of the 24 facilities, the Company: (i) leased 10 skilled nursing facilities (which the Company owns) to third-party tenants, subleased eight skilled nursing facilities (which the Company leases) to third-party tenants, and operated, as of January 1, 2021 as a portfolio stabilization measure, one previously subleased skilled nursing facility (which the Company leases); (ii) leased two assisted living facilities (which the Company owns) to third-party tenants; and (iii) managed, on behalf of third-party owners, two skilled nursing facilities (“SNFs”) and one independent living facility. Accordingly, as of January 1, 2021, the Company has two primary reporting segments: (i) real estate services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, including the Company’s management of three facilities on behalf of third-party owners (“Real Estate Services”); and (ii) healthcare services, which consists of the operation of a skilled nursing facility (“Healthcare Services”).
Effective January 1, 2021, the Company terminated the subleases for two skilled nursing facilities located in Georgia (the “Wellington Lease Termination”) with affiliates of Wellington Healthcare Services II, L.P. (“Wellington”), and as a portfolio stabilization measure, the Company commenced operating one of the facilities, a previously subleased
134-bed
skilled nursing facility located in Thunderbolt, Georgia (the “Tara Facility”) and entered into a new sublease agreement with an affiliate of Empire Care Centers, LLC (“Empire”) for the other facility, a
208-bed
skilled nursing facility located in Powder Springs, Georgia (the “Powder Springs Facility”). On January 1, 2021, the Company entered into a Management Consulting Services Agreement (the “Vero Management Agreement”) with Vero Health Management, LLC (“Vero Health”) under which Vero Health provided management consulting services for the Tara Facility, which the Company now operates. On September 21, 2021, the Company notified Vero Health, of Regional’s intention to terminate the Vero Management Agreement, effective October 1, 2021. Regional will continue to operate the Tara Facility and has entered into a Management Agreement (the “Peach Management Agreement”) with Peach Health Group, LLC (“Peach”), dated as of September 22, 2021 and effective October 1, 2021 to provide management consulting services for the Tara Facility. Affiliates of Peach also lease from Regional three facilities located in Georgia. See Note 6—
Leases
, herein, and Note 6—
Leases
in Part II, Item 8, “Financial Statements and Supplemental Data” in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2020, filed with the Securities and Exchange Commission (“SEC”) on March 29, 2021 (the “Annual Report”), for a more detailed description of the Company’s leases.
The Company leases its currently-owned healthcare properties, and subleases its currently-leased healthcare properties, on a triple-net
basis, meaning that the lessee (i.e., the third-party operator of the property) is obligated under the lease or sublease, as applicable, for all costs of operating the property, including insurance, taxes and facility maintenance, as well as the lease or sublease payments, as applicable. These leases are generally long-term in nature with renewal options and annual rent escalation clauses.

Regional Health is successor to, and a former wholly owned subsidiary of, AdCare Health Systems, Inc. (“AdCare”). On September 29, 2017, AdCare merged (the “Merger”) with and into Regional Health, which was formed as a subsidiary of AdCare for the purpose of the Merger, with Regional Health continuing as the surviving corporation in the Merger. For a description of the Merger, see Note 1—
Summary of Significant Accounting Policies
in Part II, Item 8, “Financial Statements and Supplemental Data” included in the Annual Report.
Basis of Presentation
The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to
Form 10-Q
and
Rule 8-03
of Article 8 of Regulation
S-X. Accordingly,
they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation of the results of operations for the periods presented have been included. Operating results for the three and nine months ended September 30, 2021 and 2020 are not necessarily indicative of the results that may be expected for the fiscal year. The consolidated balance sheet at December 31, 2020 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by GAAP for complete financial statements.
You should read the unaudited consolidated financial statements in this Quarterly Report on Form
10-Q
(this “Quarterly Report”) together with the historical audited consolidated financial statements of the Company for the year ended December 31, 2020, included in the Annual Report. See Note 1—
Summary of Significant Accounting Policies
in Part II, Item 8, “Financial Statements and Supplementary Data” included in the Annual Report, for a description of all significant accounting policies. During the three and nine months ended September 30, 2021, there were no material changes to the Company’s policies
.
Risks and Uncertainties
While the Company is a self-managed real estate investment company that invests primarily in real estate purposed for long-term care and senior living, the Company, when business conditions require, may undertake portfolio stabilization measures, such as operating a previously leased facility. On January 1, 2021, following the Wellington Lease Termination, the Company commenced operating the Tara Facility, which facility comprises approximately 5.0% of the total amount of the Company’s licensed patient beds. This portfolio stabilization measure exposes the Company directly to all the risks our tenants face as discussed in this “Risk and Uncertainties” section and “Risks Related to Our Business and Industry—Our portfolio stabilization measures expose the Company to the various risks facing our tenants” in Part I, Item 1.A, “Risk Factors.” in the Annual Report.
On March 11, 2020, the World Health Organization declared the outbreak of the respiratory illness caused by a novel strain of coronavirus,
SARS-CoV-2,
also known as
COVID-19,
a global pandemic. The
COVID-19
pandemic has led governments and other authorities in the United States to impose measures intended to control its spread, including restrictions on freedom of movement and business operations such as travel bans, border closings, business closures, quarantines, and shelter-in-place
orders. The
COVID-19
pandemic and the measures to protect its spread have adversely affected our business during the nine months ended September 30, 2021, and we expect it will continue to adversely affect our business in the quarter ending December 31, 2021 and beyond, for a variety of reasons, including those discussed below and elsewhere in this Quarterly Report.
As of October 29, 2021, the Company is aware that each of our facilities has previously reported one or more positive cases of
COVID-19
among the residents and/or operator employee populations. Many of our operators have reported incurring significant cost increases as a result of the
COVID-19
pandemic, with dramatic increases for facilities with positive cases. We believe these increases primarily stem from elevated labor costs, including increased use of overtime and bonus pay, as well as a significant increase in both the cost and usage of personal protective equipment, testing equipment, processes and supplies. In terms of occupancy levels, many of our operators have reported experiencing declines, in part due to the elimination or suspension of elective hospital procedures, fewer discharges from hospitals to SNFs, and higher hospital re-admittances
from SNFs.
The
COVID-19
pandemic may also lead to temporary closures of nursing facilities, operated by our tenants, which also may affect our tenants’ ability to make their rental payments to us pursuant to their respective lease agreements. In addition, our tenants’ operations could be further disrupted if any of their employees, or the employees of their vendors, have, or are suspected of having,
COVID-19.
This could cause, and in some cases has already caused, our tenants or their vendors to experience staffing shortages, and this could potentially require our tenants and their vendors to close parts of or entire facilities, distribution centers, or other buildings to disinfect any affected areas.
We could also be adversely affected if government authorities impose upon our tenants, or their vendors, certain restrictions due to the
COVID-19
pandemic. These restrictions may be in the form of mandatory closures, requested voluntary closures, bans on new admissions, restricted operations, or restrictions on the importation of necessary equipment or supplies which may adversely affect our tenants’ operations and their ability to make rental payments to us moving forward. In addition, family members may elect to keep nursing facility residents at home during the
COVID-19
pandemic, thus reducing our tenants’ revenue. Currently, a number of our tenants have stopped admitting new patients due to rising
COVID-19
infections which has resulted in decreased revenues.
As a result of the
COVID-19
pandemic, our tenants may face lawsuits for alleged negligence associated with their responses to the emergency. The costs associated with defending, settling, or paying damages from such claims could negatively impact our tenants’ operating budgets and affect their ability to meet their obligations under our leases. Further, we may be subject to increased lawsuits arising out of our alleged actions or the alleged actions of our tenants for which they have agreed to indemnify, defend and hold us harmless. An unfavorable resolution of any such pending or future litigation could materially adversely affect us. The Company is not aware of any such lawsuits against our tenants.
If our tenants are unable to make rental payments to us pursuant to their lease obligations, whether due to the tenants’ decrease in revenues or otherwise, then, in some cases, we may be forced to either attempt to replace the tenants or restructure the tenants’ long-term rent obligations and may not be able to do so on terms that are as favorable to us as those currently in place.
While the Company has received approximately 97% of its anticipated fixed monthly rental receipts from tenants for the three and nine months ended September 30, 2021, there are a number of uncertainties the Company faces as it considers the potential impact of
COVID-19
on its business, including the length of census disruption, elevated
COVID-19
operating costs related to personal protection equipment, cleaning supplies, virus testing and increased overtime due to staff illness.
On November 5, 2021, the CMS published
COVID-19
Health Care Staff Vaccination requirements that most Medicare- and Medicaid-certified providers and suppliers must meet in order to participate in the Medicare and Medicaid programs. This emergency regulation was effective immediately and requires employees at Medicare and Medicaid-participating facilities and employers with more than 100 employees to be vaccinated. Some states have also issued their own orders to employers and healthcare providers that may or may not align with federal directives. The legality of both federal and state vaccine mandates will likely be decided by the courts. Until pending laws and regulations related to vaccine mandates are both finalized and adjudicated, our tenants will continue to manage in different ways, from mandating vaccines for all employees to waiting to see how the issue is ultimately resolved. The mandates, as presently written, may cause disruption to tenants’ operations if employees refuse vaccination and are terminated, and our tenants are not able to replace them in a timely manner or experience increased costs to do so.

To help offset these costs as well as occupancy declines, various relief programs have been enacted by federal and state governments, which have provided, and we expect will continue to provide, some payments to our tenants, subject to the programs’ respective terms and conditions. The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) established a grant program administered by the U.S. Department of Health and Human Services (“HHS”) under which grants have been made available to eligible healthcare providers for healthcare related expenses or lost revenues attributable to
COVID-19
(the “Provider Relief Funds”). In early November 2021, the HHS closed the application portal for its Phase 4 allocation of approximately $17 billion of Provider Relief Funds and an allocation of approximately $8.5 billion in American Rescue Plan resources for providers serving patients living in rural areas. We expect that our tenants pursued additional funding from these allocations, and will pursue any future funding that may become available, though there can be no assurance that our tenants will qualify for, or receive, any Phase 4 or American Rescue Plan, or any future, funding.
To the extent government support is not sufficient or timely to offset these impacts, or to the extent these trends continue or accelerate and are not offset by additional government relief that is sufficient or timely, the operating results of our operators are likely to be adversely affected, and some may be unwilling or unable to pay their contractual obligations to us in full or on a timely basis, as has occurred with one of our prior operators.
We also do not know the number of facilities that will ultimately experience widespread, high-cost outbreaks of
COVID-19.
While we have requested reporting case numbers from our operators and the U.S. Department of Health and Human Services Centers for Medicare and Medicaid Services (“CMS”) has required additional reporting by operators, we may not receive accurate information on the number of cases, which could result in a delay in reporting. We expect to see continued increased clinical protocols for infection control within facilities and increased monitoring of employees, guests and other individuals entering facilities; however, we do not yet know if future reimbursement rates in combination with the various relief programs that have been made available will be sufficient to cover the increased costs of enhanced infection control and monitoring. The extent of the
COVID-19
pandemic’s effect on our and our operators’ operational and financial performance will depend on future developments, including the ultimate duration, spread and intensity of the outbreak, which may depend on factors such as the development and implementation of an effective vaccine and treatments for
COVID-19,
government funds and other support for the senior care sector and the efficacy of other policies and measures that may mitigate the impact of the pandemic, all of which are uncertain and difficult to predict. Due to these uncertainties, we are unable at this time to estimate the effect of these factors on our business, but the adverse impact on our business, results of operations, financial condition and cash flows could be material.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates.
Revenue Recognition and Allowances
Patient Care Revenue.
Accounting Standards Codification (“ASC”) Topic 606,
Revenue from Contracts with Customers
requires a company to recognize revenue when the company transfers control of promised goods and services to a customer. Revenue is recognized in an amount that reflects the consideration to which a company expects to receive in exchange for such goods and services. Revenue from our new Healthcare Services business segment is derived from services rendered to patients in the Tara Facility. The Company receives payments from the following sources for services rendered in our facilities: (i) the federal government under the Medicare program administered by CMS; (ii) state governments under their respective Medicaid and similar programs; (iii) commercial insurers; and (iv) individual patients and clients. The vast majority of the revenue the Company has recognized is from government sources. The Company determines the transaction price based on established billing rates reduced by contractual adjustments provided to third-party payors, discounts provided to uninsured patients and other price concessions. Contractual adjustments and discounts are based on contractual agreements, discount policies and historical experience. The Company recognizes revenue at the amount that reflects the consideration the Company expects to receive in exchange for the services provided. These amounts are due from residents or third-party payors and include variable consideration for retroactive adjustments from estimated reimbursements, if any, under reimbursement programs. Performance obligations are determined based on the nature of the services provided. Revenue is recognized as performance obligations are satisfied. Estimated uncollectable amounts due from patients are generally considered implicit price concessions that are a direct reduction to net operating revenues.
Triple-Net
Leased Properties.
The Company’s
triple-net
leases provide for periodic and determinable increases in rent. The Company recognizes rental revenues under these leases on a straight-line basis over the applicable lease term when collectability is probable. Recognizing rental income on a straight-line basis generally results in recognized revenues during the first half of a lease term exceeding the cash amounts contractually due from our tenants, creating a straight-line rent receivable that is included in straight-line rent receivable on our consolidated balance sheets. In the event the Company cannot reasonably estimate the future collection of rent from one or more tenant(s) of the Company’s facilities, rental income for the affected facilities is recognized only upon cash collection, and any accumulated straight-line rent receivable is expensed in the period in which the Company deems rent collection to no longer be probable.
Management Fees, Revenue from Contracts with Customers
. The Company recognizes management fee revenues as services are provided. The Company has one contract to manage three facilities (the “Management Contract”), with payment for each month of service received in full on a monthly basis. The maximum penalty for service contract nonperformance under the Management Contract is $50,000 per year, payable after the end of the year.
Other Revenues
. The Company recognizes interest income from loans and investments, using the effective interest method when collectability is probable. The Company applies the effective interest method on a loan-by-loan
basis.
Allowances.
The Company assesses the collectability of its rent receivables, including straight-line rent receivables and working capital loans to tenants. The Company bases its assessment of the collectability of rent receivables and working capital loans to tenants on several factors, including payment history, the financial strength of the tenant and any guarantors, the value of the underlying collateral, and current economic conditions. If the Company’s evaluation of these factors indicates it is probable that the Company will be unable to receive the rent payments or payments on a working capital loan, then the Company provides a reserve against the recognized straight-line rent receivable asset or working capital loan for the portion that we estimate may not be recovered. Payments received on impaired loans are applied against the allowance. If the Company changes its assumptions or estimates regarding the collectability of future rent payments required by a lease or required from a working capital loan to a tenant, then the Company may adjust its reserve to increase or reduce the rental revenue or interest revenue from working capital loans to tenants recognized in the period the Company makes such change in its assumptions or estimates. In an effort to ensure a conservative presentation of the results of the Healthcare Services segment due to lack of history, the Company has provided an additional allowance for patient care receivables of 1.5% of patient revenues.
As of September 30, 2021 and December 31, 2020, the Company reserved for approximately $0.1 million and $1.4 million, respectively, of uncollected receivables. Accounts receivable, net of allowance, totaled $1.9 million at September 30, 2021 and $2.1 million at December 31, 2020.

The following table presents the Company’s Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	September 30, 2021	December 31, 2020
Gross receivables
Real Estate Services (a)	$1,118	$3,481
Healthcare Services	960	—

Sub Total	2,078	3,481
Allowance
Real Estate Services (a)	(32)	(1,381)
Healthcare Services	(110)	—

Sub Total	(142)	(1,381)

Accounts receivable, net of allowance	$1,936	$2,100

(c)	See Note 6— Leases for details on the impact of the Wellington Lease Termination.
Pre-Paid
Expenses and Other
As of September 30, 2021 and December 31, 2020, the Company had approximately $0.6 million and $0.3 million, respectively, in pre-paid
expenses and other; the $0.3 million increase is related to insurance for the Tara Facility operations, while the other amounts are predominantly for directors’ and officers’ insurance, NYSE American annual fees, and mortgage insurance premiums.
Accounts Payable
The following table presents the Company’s Accounts payable for the periods presented:

(Amounts in 000’s)	September 30, 2021	December 31, 2020
Accounts payable
Real Estate Services	$3,027	$3,008
Healthcare Services	891	—

Total Accounts payable	$3,918	$3,008

Other liabilities
As of September 30, 2021 and December 31, 2020, the Company had approximately $1.6 million and $1.4 million, in Other liabilities, consisting of security lease deposits and sublease improvement funds.
Other expense, net
The Company has retained professional services to evaluate and assist with possible opportunities to improve the Company’s capital structure.
Leases and Leasehold Improvements
The Company leases certain facilities and equipment in the normal course of business. At the inception of each lease, the Company performs an evaluation to determine whether the lease should be classified as an operating lease or capital lease. As of September 30, 2021, all of the Company’s leased facilities are accounted for as operating leases. For operating leases that contain scheduled rent increases, the Company records rent expense on a straight-line basis over the term of the lease. Leasehold improvements are amortized over the shorter of the useful life of the asset or the lease term.

In accordance with
Accounting Standards Update (“ASU”) ASU
2016-02
,
Leases
, as codified in
ASC
842, the Company recognizes both right of use assets and lease liabilities for leases in which we lease land, real property, or other equipment, having elected the practical expedient to maintain the prior operating lease classification for leases entered into prior to January 1, 2019. We assess any new contracts or modification of contracts in accordance with
ASC
842 to determine the existence of a lease and its classification. We report revenues and expenses for real estate taxes and insurance where the lessee has not made those payments directly to a third-party in accordance with their respective leases with us.
The following table summarizes real estate tax recognized on our consolidated statements of operations for the three and nine months ended September 30, 2021 and 2020:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(Amounts in 000’s)	2021	2020	2021	2020
Rental revenues	$111	$134	$342	$379
Other operating expenses	$111	$134	$342	$379
Additionally, we expense certain leasing costs, other than leasing commissions, as they are incurred. Prior GAAP provided for the deferral and amortization of such costs over the applicable lease term. The present value of minimum lease payments was calculated on each lease, using a discount rate of 7.98% for the Company’s leases that approximated our incremental borrowing rate as of January 1, 2019, and the current lease term. See Note 6–
Leases
for more information on the Company’s operating leases.
Insurance
We maintain general liability, professional liability, and other insurance policies in amounts and with coverage and deductibles we believe are appropriate, based on the nature and risks of our business, historical experience, availability, and industry standards, including for the operations at the Tara Facility. Our current policies provide for deductibles for each claim and contain various exclusions from coverage. The Company has self-insured against professional and general liability claims related to its healthcare operations that were discontinued during 2014 and 2015 in connection with its transition from an owner and operator of healthcare properties to a healthcare property holding and leasing company (the “Transition”). See Note 14—
Commitments and Contingencies
in Part II, Item 8, “Financial Statements and Supplementary Data”
,
in the Annual Report for more information. The Company evaluates quarterly the adequacy of its self-insurance reserve based on a number of factors, including: (i) the number of actions pending and the relief sought; (ii) analyses provided by defense counsel, medical experts or other information which comes to light during discovery; (iii) the legal fees and other expenses anticipated to be incurred in defending the actions; (iv) the status and likely success of any mediation or settlement discussions, including estimated settlement amounts and legal fees and other expenses anticipated to be incurred in such settlement, as applicable; and (v) the venues in which the actions have been filed or will be adjudicated. The Company believes that most of the professional and general liability actions are defensible and intends to defend them through final judgment unless settlement is more advantageous to the Company. Accordingly, the self-insurance reserve reflects the Company’s estimate of settlement amounts for the pending actions, if applicable, and legal costs of settling or litigating the pending actions, as applicable. Because the self-insurance reserve is based on estimates, the amount of the self-insurance reserve may not be sufficient to cover the settlement amounts actually incurred in settling the pending actions, or the legal costs actually incurred in settling or litigating the pending actions. See Note 7—
Accrued Expenses
. In addition, the Company maintains certain other insurance programs, including commercial general liability, property, casualty, directors’ and officers’ liability, crime, and employment practices liability.
Earnings Per Share
Basic earnings per share is computed by dividing net income or loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the respective period. Diluted earnings per share is similar to basic earnings per share except that the net income or loss is adjusted by the impact of the weighted-average number of shares of common stock outstanding including potentially dilutive securities (such as options, warrants and non-vested
common stock) when such securities are not anti-dilutive. Potentially dilutive securities from options, warrants and unvested restricted shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options and warrants with exercise prices exceeding the average market value are used to repurchase common stock at market value. The incremental shares remaining after the proceeds are exhausted represent the potentially dilutive effect of the securities.
Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

	September 30,
(Share amounts in 000’s)	2021	2020
Stock options	13	13
Warrants—employee	49	49
Warrants—non employee	9	9

Total anti-dilutive securities	71	71

The weighted average contractual terms in years for these securities as of September 30, 2021, with no intrinsic value, are 2.8 years for the stock options and 2.2 years for the warrants.
Recently Issued Accounting Pronouncements
In July 2021, the FASB issued
ASU
2021-05—Leases
(Topic 842):
Lessors—Certain Leases with Variable Lease Payments,
which amends the lease classification requirements for lessors. Lessors should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if the lease would have been classified as a sales-type lease or a direct financing lease and the lessor would have otherwise recognized a day-one
loss. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU
2021-05
on its consolidated financial statements.
See Part II, Item 8, “Financial Statements and Supplementary Data”
,
Note 1—Summary of Significant Accounting Policies included in the Annual Report, for a description of the other accounting pronouncements the Company is currently evaluating.